Note 25	12 Months Ended
Dec. 31, 2025
Post Employment And Other Employee Benefit Commitments [Abstract]
Disclosure of Post Employment And Other Employee Benefit Commitments [Text Block]	Post-employment and other employee benefit commitments
The Group entities have assumed commitments with employees including short-term employee benefits (see Note 44.1), defined contribution and defined benefit plans (see Glossary), healthcare and other long-term employee benefits (see Note 2.2.13).
The Group sponsors defined-contribution plans for the majority of its active employees, with the plans in Spain and Mexico being the most significant. Most defined benefit plans are closed to new employees, with liabilities relating largely to retired employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides medical benefits to a closed group of employees and their family members, both in active service and retirement.
The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2025, 2024 and 2023 is provided below:

NET DEFINED BENEFIT LIABILITY (ASSET) ON THE CONSOLIDATED BALANCE SHEET (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Pension commitments		4,040	3,759	3,849
Early retirement commitments		173	271	412
Medical benefits commitments		1,702	1,269	1,728
Other long-term employee benefits		332	384	435
Total commitments		6,247	5,683	6,424
Pension plan assets		1,903	1,584	1,675
Medical benefit plan assets		1,747	1,367	1,744
Total plan assets (1)		3,650	2,951	3,419
Total net liability / asset		2,599	2,732	3,006
Of which: Net asset on the consolidated balance sheet (2)		—	—	—
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	2,267	2,348	2,571
Of which: Net liability on the consolidated balance sheet for other long-term employee benefits	24	332	384	435
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €237 million as of December 31, 2025 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer. As of December 31, 2024 and 2023, this amount amounted to €123 million and €153 million, respectively.
(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
The impact relating to benefit commitments on the consolidated income statement for the years 2025, 2024 and 2023 is as follows:

CONSOLIDATED INCOME STATEMENT IMPACT (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Interest income and expense		118	138	133
Interest expense		487	494	444
Interest income		(369)	(356)	(311)
Personnel expense		205	215	188
Defined contribution plan expense	44.1	152	158	139
Defined benefit plan expense	44.1	43	51	49
Other expense		10	6	—
Provisions or (reversal) of provisions	46	2	3	31
Early retirement expense		—	—	—
Past service cost expense		6	7	36
Remeasurements (1)		(5)	(5)	(7)
Other provision expense		1	1	2
Total impact on consolidated income statement: expense (income)		325	355	352
(1) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.13).
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2025, 2024 and 2023 are as follows:

EQUITY IMPACT (MILLIONS OF EUROS)

	2025	2024	2023
Defined benefit plans	210	218	302
Post-employment medical benefits	165	(86)	12
Total impact on equity: debit (credit)	375	132	314
In 2025, the aggregate impact of this heading amounted to a debit of €375 million, which is mainly explained by: the variation of the main commitments for long-term remuneration in Mexico (debit of €448 million, mainly due to the variation of financial assumptions and expected return on the plan assets); Turkey (debit of €31 million, mainly due to the variation of financial assumptions, expected return on the plan assets and experience); and Spain (credit of €97 million, mainly due to the variation of financial assumptions).
In 2024, the aggregate impact of this heading amounted to a debit of €132 million driven by the variation in the main long-term remuneration commitments in Mexico (debit of €55 million, mainly due to the variation of financial assumptions and expected profitability of plan assets), Turkey (debit of €32 million due to the variation of financial assumptions, expected profitability of plan assets and experience), Spain (debit of €28 million, essentially due to the variation in financial assumptions) and Portugal (debit of €16 million due to the expected profitability of the plan assets and experience).
In 2023, the aggregate impact of this heading amounted to a debit of €314 million driven by the variation in financial assumptions, losses of €71 million from commitments in Spain, and losses of €170 million for commitments in Mexico. These amounts are offset by other minor effects of actuarial experience in these geographical areas and financial, demographic and experience effects in other geographical areas.
Defined benefit plans
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2025, 2024 and 2023 is presented below:

DEFINED BENEFITS (MILLIONS OF EUROS)

	2025			2024			2023
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	5,299	2,951	2,348	5,989	3,419	2,571	5,715	3,084	2,632
Current service cost	44	—	44	51	—	51	52	—	52
Interest income/expense	475	369	105	472	356	115	425	311	114
Contributions by plan participants	15	15	—	16	16	—	10	10	—
Employer contributions	—	330	(330)	—	143	(143)	—	106	(106)
Past service costs (1)	6	—	6	7	—	7	36	—	36
Remeasurements	726	352	373	(202)	(330)	128	375	68	307
Return on plan assets (2)	—	352	(352)	—	(330)	330	—	68	(68)
From changes in demographic assumptions	21	—	21	2	—	2	(86)	—	(86)
From changes in financial assumptions	520	—	520	(362)	—	(362)	248	—	248
Other actuarial gains and losses	185	—	185	158	—	158	212	—	212
Benefit payments	(546)	(275)	(271)	(564)	(230)	(334)	(655)	(232)	(424)
Settlement payments	—	—	—	(1)	(1)	—	(76)	(75)	(1)
Business combinations and disposals	—	—	—	—	—	—	(1)	—	(1)
Effect on changes in foreign exchange rates	(100)	(83)	(17)	(467)	(416)	(51)	124	153	(29)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	(4)	(7)	4	(3)	(7)	4	(15)	(7)	(8)
Balance at the end	5,915	3,650	2,265	5,299	2,951	2,348	5,989	3,419	2,571
Of which: Spain	1,770	96	1,674	2,078	114	1,964	2,310	129	2,181
Of which: Mexico	3,218	2,733	485	2,385	2,114	271	2,988	2,702	286
Of which: Turkey	675	599	77	567	488	80	435	363	72
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The balance under the heading “Provisions - Pensions and other post-employment defined benefit obligations” of the consolidated balance sheet as of December 31, 2025 includes €182 million relating to post-employment benefit commitments to former members of the Board of Directors and the Bank’s Management (see Note 54).
The most significant commitments are those in Spain and Mexico and, to a lesser extent, in Turkey. The remaining commitments are located mostly in Portugal and South America. Unless otherwise required by local regulation, all defined benefit plans have been closed to new entrants, who instead are able to participate in the Group´s defined contribution plans.
Both the costs and the present value of the commitments are determined by independent qualified actuaries using the “projected unit credit” method. In order to achieve the good governance of these plans, the Group has established specific benefits committees. These benefit committees include members from the different areas of the business to ensure that all decisions are made taking into consideration all of the associated impacts.
The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2025, 2024 and 2023:

ACTUARIAL ASSUMPTIONS (%)

	2025			2024			2023
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	4.00%	10.72%	31.1%	3.25%	12.11%	31.02%	3.43%	10.44%	25.60%
Rate of salary increase	—	4.50%	27.74%	—	4.50%	27.80%	—	4.50%	23.44%
Rate of pension increase	—	5.14%	26.24%	—	3.92%	26.30%	—	4.14%	21.94%
Medical cost trend rate	—	8.04%	30.44%	—	8.00%	30.50%	—	8.04%	26.14%
Mortality tables	PER 2020	EMSSA09	TUIK 2024	PER 2020	EMSSA09	TUIK 2022	PER 2020	EMSSA09	TUIK 2019
In Spain, the discount rate shown as of December 31, 2025, corresponds to the discount rate for long-term commitments, with the discount rate used for short-term commitments being 2.75%.
Discount rates used to value future benefit cash flows have been determined by reference to high quality corporate bonds (see Note 2.2.13) denominated in Euro in the case of Spain and Mexican peso for Mexico, and government bonds denominated in Turkish Lira for Turkey. The expected return on plan assets has been set in line with the adopted discount rate. Assumed retirement ages have been set by reference to the earliest age at which employees are entitled to retire, the contractually agreed age in the case of early retirements in Spain or by using retirement rates.
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

SENSITIVITY ANALYSIS (MILLIONS OF EUROS)

	Basis points change	2025		2024		2023
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(262)	287	(213)	232	(265)	291
Rate of salary increase	50	5	(5)	4	(4)	4	(4)
Rate of pension increase	50	40	(38)	27	(26)	34	(32)
Medical cost trend rate	50	151	(137)	102	(93)	141	(126)
Change in obligation from each additional year of longevity		154	—	120	—	134	—
The sensitivities provided above have been determined at the date of these consolidated financial statements, and reflect solely the impact of changing one individual assumption at a time, keeping the rest of the assumptions unchanged, thereby excluding the effects which may result from combined assumption changes.
In addition to the commitments to employees shown above, the Group has other less material long-term employee benefits. These include leaves and long-service awards, which consist of either an established monetary award or some vacation days granted to certain groups of employees when they complete a given number of years of service. Additionally, a fund related to the collective layoff procedure that was carried out in Banco Bilbao Vizcaya Argentaria, S.A. was created in 2021. As of December 31, 2025, 2024 and 2023, the actuarial liabilities for the outstanding awards amounted to €332 million, €384 million and €435 million, respectively. These commitments are recorded under the heading "Provisions - Other long-term employee benefits" of the consolidated balance sheet (see Note 24).
Post-employment commitments and similar obligations
These commitments relate mostly to pension payments, and which have been determined based on salary and years of service. For most plans, pension payments are due on retirement, death and long-term disability.
Additionally, there are commitments with early retired personnel from Spanish companies of the Group. These commitments include the compensation and indemnities due as well as the contributions payable to external pension funds during the early retirement period. As of December 31, 2025, 2024 and 2023, the value of these commitments amounted to €173 million, €271 million and €412 million, respectively.
The change in the benefit plan obligations and plan assets during the year ended December 31, 2025 was as follows:

POST-EMPLOYMENT COMMITMENTS 2025 (MILLIONS OF EUROS)

	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	2,078	1,125	567	260
Current service cost	4	9	16	3
Interest income or expense	61	126	133	9
Contributions by plan participants	—	—	13	2
Employer contributions	—	—	—	—
Past service costs (1)	—	—	4	2
Remeasurements	(104)	374	141	(17)
Return on plan assets (2)	—	—	—	—
From changes in demographic assumptions	—	—	21	—
From changes in financial assumptions	(91)	344	22	(22)
Other actuarial gains and losses	(13)	30	97	5
Benefit payments	(275)	(138)	(34)	(12)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	26	(155)	(1)
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(10)	—
Balance at the end	1,770	1,522	675	246
Of which: Vested benefit obligation relating to current employees	72
Of which: Vested benefit obligation relating to retired employees	1,698
Plan Assets
Balance at the beginning	114	748	488	234
Current service cost	—	—	—	—
Interest income or expense	3	81	116	8
Contributions by plan participants	—	—	13	2
Employer contributions	—	185	37	2
Past service costs (1)	—	—	—	—
Remeasurements	(5)	93	110	(12)
Return on plan assets (2)	(5)	93	110	(12)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(16)	(138)	(24)	(11)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	18	(133)	—
Conversions to defined contributions	—	—	—	—
Other effects	—	—	(7)	—
Balance at the end	96	986	599	223
Net liability (asset)
Balance at the beginning	1,964	377	80	26
Current service cost	4	9	16	3
Interest income or expense	58	45	17	1
Contributions by plan participants	—	—	—	—
Employer contributions	—	(185)	(37)	(2)
Past service costs (1)	—	—	4	2
Remeasurements	(99)	281	31	(5)
Return on plan assets (2)	5	(93)	(110)	12
From changes in demographic assumptions	—	—	21	—
From changes in financial assumptions	(91)	344	22	(22)
Other actuarial gains and losses	(13)	30	97	5
Benefit payments	(259)	—	(11)	(1)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	8	(22)	(1)
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(2)	—
Balance at the end	1,674	536	77	23
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended December 31, 2024 and 2023 was as follows:

POST-EMPLOYMENT COMMITMENTS (MILLIONS OF EUROS)

	2024: Net liability (assets)				2023: Net liability (assets)
	Spain	Mexico	Turkey	Rest of the world	Spain	Mexico	Turkey	Rest of the world
Balance at the beginning	2,181	311	72	23	2,399	132	103	25
Current service cost	4	10	18	3	3	9	17	3
Interest income or expense	69	30	16	2	85	17	8	2
Contributions by plan participants	—	—	—	—	—	—	—	—
Employer contributions	—	(68)	(39)	(22)	—	(37)	(23)	(29)
Past service costs (1)	—	—	3	4	—	—	33	3
Remeasurements	23	139	32	19	67	175	32	21
Return on plan assets (2)	(1)	125	(50)	10	—	19	(129)	25
From changes in demographic assumptions	—	2	(15)	—	—	—	(14)	(2)
From changes in financial assumptions	34	(10)	(97)	3	78	114	10	(10)
Other actuarial gains and losses	(10)	22	195	6	(11)	42	165	8
Benefit payments	(321)	—	(11)	(1)	(379)	—	(43)	(1)
Settlement payments	—	—	—	—	—	—	—	(1)
Business combinations and disposals	—	—	—	—	—	—	—	(1)
Effect on changes in foreign exchange rates	—	(45)	(8)	(2)	—	15	(40)	1
Conversions to defined contributions	—	—	—	—	—	—	—	—
Other effects	8	—	(4)	—	6	—	(14)	—
Balance at the end	1,964	377	80	26	2,181	311	72	23
(1) Includes gains and losses from settlements.
In Spain, local regulation requires that pension and death benefit commitments must be funded, either through a qualified pension plan or an insurance contract.
In the Spanish entities these commitments are covered by insurance contracts which meet the requirements of the accounting standard regarding the non-recoverability of contributions. However, a significant number of the insurance contracts are with BBVA Seguros, S.A. (a consolidated subsidiary and related party) and consequently these policies cannot be considered plan assets under IAS 19. For this reason, the liabilities insured under these policies are fully recognized under the heading "Provisions – Pensions and other post-employment defined benefit obligations" of the consolidated balance sheet (see Note 24), while the related assets held by the insurance company are included within the Group´s consolidated assets (recorded according to the classification of the corresponding financial instruments). As of December 31, 2025 the value of these separate assets was €1,371 million, (€1,553 million and €1,631 million as of December 31, 2024 and 2023, respectively) representing direct rights of the insured employees held in the consolidated balance sheet, hence these benefits are effectively fully funded.
On the other hand, some pension commitments have been funded through insurance contracts with insurance companies not related to the Group. In this case the consolidated balance sheet reflects the value of the obligations net of the fair value of the qualifying insurance policies. As of December 31, 2025, 2024 and 2023, the value of the aforementioned insurance policies (€96 million, €114 million and €130 million, respectively) exactly matches the value of the corresponding obligations and therefore no amount for this item has been recorded in the consolidated balance sheet.
Pension benefits are paid by the insurance companies with whom BBVA has insurance contracts and to whom all insurance premiums have been paid. The premiums are determined by the insurance companies using cash flow matching techniques to ensure that benefits can be met when due, guaranteeing both the actuarial (see Glossary) and interest rate risk (see Note 7.3.1).
In Mexico, there is a defined benefit plan for employees hired prior to 2001. Other employees participate in a defined contribution plan. External funds/trusts have been constituted locally to meet benefit payments as required by local regulation.
In 2008, the Turkish government passed a law to unify the different existing pension systems under a single umbrella Social Security system. Such system provides for the transfer of the various previously established funds. The financial sector is in this stage at present, maintaining these pension commitments managed by external pension funds (foundations) established for that purpose.
The foundation that maintains the assets and liabilities relating to employees of Garanti BBVA in Turkey, as per the local regulatory requirements, has recognized an obligation amounting to €259 million as of December 31, 2025 pending future transfer to the Social Security system. Furthermore, Garanti BBVA has set up a defined benefit pension plan for employees, additional to the social security benefits, reflected in the consolidated balance sheet.
Medical benefit commitments
The change in defined benefit obligations and plan assets during the years 2025, 2024 and 2023 was as follows:

MEDICAL BENEFITS COMMITMENTS (MILLIONS OF EUROS)

	2025			2024			2023
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,269	1,367	(98)	1,728	1,744	(16)	1,448	1,476	(28)
Current service cost	13	—	13	18	—	18	20	—	20
Interest income or expense	145	161	(16)	167	168	(2)	167	165	2
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	106	(106)	—	15	(15)	—	17	(17)
Past service costs (1)	—	—	—	—	—	—	—	—	—
Remeasurements	332	167	165	(333)	(247)	(86)	(5)	(17)	12
Return on plan assets (2)	—	167	(167)	—	(247)	247	—	(17)	17
From changes in demographic assumptions	—	—	—	15	—	15	(70)	—	(70)
From changes in financial assumptions	266	—	266	(293)	—	(293)	56	—	56
Other actuarial gain and losses	65	—	65	(55)	—	(55)	8	—	8
Benefit payments	(86)	(86)	—	(71)	(70)	—	(70)	(70)	—
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	—	—	—	—	—	—	—	—
Effect on changes in foreign exchange rates	30	32	(2)	(240)	(243)	3	168	173	(5)
Other effects	—	—	—	—	—	—	—	—	—
Balance at the end	1,702	1,747	(45)	1,269	1,367	(98)	1,728	1,744	(16)
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
In Mexico, there is a medical benefit plan for employees hired prior to 2007. New employees from 2007 are covered by a medical insurance policy. An external trust has been constituted locally to fund the plan, in accordance with local legislation and Group policy.
In Turkey, employees are currently provided with medical benefits through a foundation in collaboration with the Social Security system, although local legislation prescribes the future unification of this and similar systems into the general Social Security system itself.
The valuation of these benefits and their accounting treatment follow the same methodology as that employed in the valuation of pension commitments.
Estimated benefit payments
As of December 31, 2025, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

ESTIMATED BENEFIT PAYMENTS (MILLIONS OF EUROS)

	2026	2027	2028	2029	2030	2031 - 2035
Commitments in Spain	380	240	209	180	153	557
Commitments in Mexico	229	246	261	278	297	1,635
Commitments in Turkey	30	36	46	58	75	895
Total	639	522	516	516	525	3,087
Plan assets
The majority of the Group´s defined benefit plans are funded by plan assets held in external funds/trusts legally separate from the Group sponsoring entity. However, in accordance with local regulation, some commitments are not externally funded and covered through internally held provisions, principally those relating to early retirements.
Plan assets are those assets which will be used to directly settle the assumed commitments and which meet the following conditions: they are not part of the Group sponsoring entities assets, they are available only to pay post-employment benefits and they cannot be returned to the Group sponsoring entity.
To manage the assets associated with defined benefit plans, BBVA Group has established investment policies designed according to criteria of prudence and minimizing the financial risks associated with plan assets.
The investment policy consists of investing in a low risk and diversified portfolio of assets with maturities consistent with the term of the benefit obligation and which, together with contributions made to the plan, will be sufficient to meet benefit payments when due, thus mitigating the plans‘ risks.
In those countries where plan assets are held in pension funds or trusts, the investment policy is developed consistently with local regulation. When selecting specific assets, current market conditions, the risk profile of the assets and their future market outlook are all taken into consideration. In all the cases, the selection of assets takes into consideration the term of the benefit obligations as well as short-term liquidity requirements.
The risks associated with these commitments are those which give rise to a deficit in the plan assets. A deficit could arise from factors such as a fall in the market value of plan assets, an increase in long-term interest rates leading to a decrease in the fair value of fixed income securities, or a deterioration of the economy resulting in more write-downs and credit rating downgrades.
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2025, 2024 and 2023:

PLAN ASSETS BREAKDOWN (MILLIONS OF EUROS)

	2025	2024	2023
Cash and cash equivalents	233	60	86
Debt securities (government bonds)	2,697	2,267	2,818
Mutual funds	1	1	—
Asset-backed securities	—	—	—
Structured debt	—	—	—
Insurance contracts	24	21	21
Total	2,956	2,349	2,924
Of which: Bank account in BBVA	6	25	23
Of which: Debt certificates issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—
In addition to the above there are plan assets relating to the previously mentioned insurance contracts in Spain and the foundation in Turkey.
The following table provides details of investments in listed securities (level 1) as of December 31, 2025, 2024 and 2023:

INVESTMENTS IN LISTED MARKETS (MILLIONS OF EUROS)

	2025	2024	2023
Cash and cash equivalents	233	60	86
Debt securities (Government bonds)	2,697	2,267	2,818
Mutual funds	1	1	—
Total	2,931	2,328	2,904
Of which: Bank account in BBVA	6	25	23
Of which: Debt certificates issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—
The remainder of the assets are mainly invested in Level 2 assets in in accordance with the classification established under IFRS 13 (mainly insurance contracts). As of December 31, 2025, almost all of the assets related to employee commitments corresponded to fixed income securities.
Defined contribution plans
Certain Group entities sponsor defined contribution plans. Some of these plans allow employees to make contributions which are then matched by the employer.
Contributions are recognized as and when they are accrued, with a charge to the consolidated income statement in the corresponding year. No liability is therefore recognized in the consolidated balance sheet (see Note 44.1).